Organization (Business Combinations) (Details)	3 Months Ended
	Dec. 31, 2015 USD ($) mi bbl	Jun. 23, 2016 USD ($)
TexNew Mex 16 inch pipeline [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses	$ 170,000,000
Pipelines [Member] | TexNew Mex 16 inch pipeline [Member]
Business Acquisition [Line Items]
Pipeline, Miles | mi	375
Western Refining Logistics, LP [Member] | Gas Gathering and Processing Equipment [Member] | Crude Oil Storage Tanks [Member] | TexNew Mex 16 inch pipeline [Member]
Business Acquisition [Line Items]
Long-term Purchase Commitment, Minimum Volume Required | bbl	80,000
TexNew Mex Units [Member] | Western Refining Logistics, LP [Member] | TexNew Mex 16 inch pipeline [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 80,000
Common Units [Member] | Western Refining Logistics, LP [Member] | TexNew Mex 16 inch pipeline [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 421,031
Line of Credit [Member] | Term Loan, due 2023 [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount		$ 500,000,000